Mining Interests Owned By Subsidiaries and Joint Operations - Summary of Carrying Amount of Mining Interests by Property Owned by Subsidiaries (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	$ 12,910	$ 17,311
Eleonore [member] | Les Mines Opinaca Ltee [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	954	2,596
Musselwhite [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	545	507
Porcupine [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	1,025	977
Red Lake [member] | Red Lake Gold Mines Ontario Partnership [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	769	1,396
Coffee [member] | Kaminak Gold Corporation [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	519	434
Penasquito [member] | Minera Penasquito S.A. de C.V. and Camino Rojo S.A. de C.V. [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	6,357	7,852
Cerro Negro [member] | Oroplata S.A [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	2,045	2,911
Norte Abierto [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	593	548
Corporate and other [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	103	90
Mining properties [member] | Depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	6,730	8,080
Mining properties [member] | Non-depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	3,375	3,063
Mining properties [member] | Non-depletable exploration potential [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	314	2,915
Mining properties [member] | Eleonore [member] | Depletable reserves and resources [member] | Les Mines Opinaca Ltee [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	603
Mining properties [member] | Eleonore [member] | Non-depletable reserves and resources [member] | Les Mines Opinaca Ltee [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	32
Mining properties [member] | Musselwhite [member] | Depletable reserves and resources [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	377
Mining properties [member] | Porcupine [member] | Depletable reserves and resources [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	351
Mining properties [member] | Porcupine [member] | Non-depletable reserves and resources [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	541
Mining properties [member] | Red Lake [member] | Depletable reserves and resources [member] | Red Lake Gold Mines Ontario Partnership [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	296
Mining properties [member] | Red Lake [member] | Non-depletable reserves and resources [member] | Red Lake Gold Mines Ontario Partnership [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	347
Mining properties [member] | Coffee [member] | Non-depletable reserves and resources [member] | Kaminak Gold Corporation [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	518
Mining properties [member] | Penasquito [member] | Depletable reserves and resources [member] | Minera Penasquito S.A. de C.V. and Camino Rojo S.A. de C.V. [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	3,996
Mining properties [member] | Penasquito [member] | Non-depletable reserves and resources [member] | Minera Penasquito S.A. de C.V. and Camino Rojo S.A. de C.V. [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	1,083
Mining properties [member] | Cerro Negro [member] | Depletable reserves and resources [member] | Oroplata S.A [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	1,107
Mining properties [member] | Cerro Negro [member] | Non-depletable reserves and resources [member] | Oroplata S.A [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	263
Mining properties [member] | Cerro Negro [member] | Non-depletable exploration potential [member] | Oroplata S.A [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	314
Mining properties [member] | Norte Abierto [member] | Non-depletable reserves and resources [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	591
Plant and equipment [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	2,491	$ 3,253
Plant and equipment [member] | Eleonore [member] | Les Mines Opinaca Ltee [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	319
Plant and equipment [member] | Musselwhite [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	168
Plant and equipment [member] | Porcupine [member] | Goldcorp Canada Ltd Goldcorp Inc [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	133
Plant and equipment [member] | Red Lake [member] | Red Lake Gold Mines Ontario Partnership [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	126
Plant and equipment [member] | Coffee [member] | Kaminak Gold Corporation [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	1
Plant and equipment [member] | Penasquito [member] | Minera Penasquito S.A. de C.V. and Camino Rojo S.A. de C.V. [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	1,278
Plant and equipment [member] | Cerro Negro [member] | Oroplata S.A [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	361
Plant and equipment [member] | Norte Abierto [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	2
Plant and equipment [member] | Corporate and other [member]
Disclosure of mining assets and property plant and equipment [line items]
Carrying Value	$ 103